GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL.
Schedule of changes in the carrying amount of goodwill

	Gross	Accumulated	Net
	Amount	Impairment Loss	Amount
Balance at January 1, 2019	2,634	(4)	2,630
Increase in goodwill related to acquisitions	27	—	27
Balance at December 31, 2019	2,661	(4)	2,657
Increase in goodwill related to acquisitions	2,697	—	2,697
Impairment losses recognized	—	(437)	(437)
Net foreign exchange	74	(3)	71
Balance at December 31, 2020	5,432	(444)	4,988

	Legacy	Legacy
	Huazhu(1)	DH(2)	Total
Goodwill as of December 31, 2019	2,657	—	2,657
Goodwill as of December 31, 2020	2,660	2,328	4,988